13. Financial assets at fair value through profit or loss (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfFinancialAssetsAtFairValueThroughProfitOrLossLineItems [Line Items]
Current	$ 3,381,550	$ 4,278,008
Government bonds
SummaryOfFinancialAssetsAtFairValueThroughProfitOrLossLineItems [Line Items]
Current	3,285,799	1,829,888
Money market funds
SummaryOfFinancialAssetsAtFairValueThroughProfitOrLossLineItems [Line Items]
Current	$ 95,751	$ 2,448,120